Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

19. Subsequent Events

Normal Course Issuer Bid (“NCIB”)

Subsequent to June 30, 2026, the Company repurchased and cancelled 40,000 common shares through its NCIB at an average price of $5.65 for a total cost of $226.

Stock Option Exercises

Subsequent to June 30, 2026, the Company issued 27,500 common shares through the exercise of 27,500 stock options at an average exercise price of C$1.20 for proceeds of C$33.